Income Taxes - Significant Portions of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Gross deferred tax assets:
Net operating loss carryforwards	$ 799,302	$ 642,391
Deferred subscriber income	19,866	13,722
Accrued expenses and allowances	15,452	15,415
Purchased intangibles	14,776	10,576
Inventory reserves	6,999	9,333
Property and Equipment	3,482	3,257
Alternative minimum tax credit and research and development credit	41	41
Valuation allowance	(328,991)	(234,771)
Deferred tax assets, net of valuation allowance	530,927	459,964
Gross deferred tax liabilities:
Deferred subscriber acquisition costs	(537,387)	(466,783)
Property and equipment	0	0
Prepaid expenses	(744)	(705)
Deferred tax liabilities, net	(538,131)	(467,488)
Net deferred tax liabilities	$ (7,204)	$ (7,524)